NOMURA

PROXY CARD

SIGN, **DATE** AND **VOTE** ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

SHAREHOLDER'S REGISTRATION PRINTED HERE

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided

2. **ONLINE** at **proxyonline.com** using your proxy control number found below

3. By **PHONE** when you dial toll-free 1-888-227-9349 to reach an automated touchtone voting line

4. By **PHONE** with a live operator when you call toll-free **1-800-821-8784** Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER 123456789101

Nomura High Yield Fund

a series of The Advisors' Inner Circle Fund III

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 15, 2017

The undersigned shareholder, revoking prior proxies, hereby appoints Michael Beattie and Dianne Descoteaux, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of a series of The Advisors' Inner Circle Fund III (the "Existing Trust"), is scheduled for September 15, 2017, at 10:00 a.m. Eastern time, at One Freedom Valley Drive, Oaks, PA 19456 or at any adjournment thereof, and in their discretion upon any other business that may properly come before the meeting and any and all adjournments thereof.

The undersigned hereby acknowledges receipt of a copy of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **1-800-821-8784**. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on September 15, 2017. The proxy statement for this meeting is available at: www.proxyonline.com/docs/nomurahighyieldfund2017.pdf

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[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

Nomura High Yield Fund

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

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SIGNATURE (AND TITLE IF APPLICABLE) DATE

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SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Fund's Board of Trustees, and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders. **When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof and the attorneys named in this proxy will vote on such matters in their best judgment.**

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

	FOR	AGAINST	ABSTAIN
1. To consider and approve an Agreement and Plan of Reorganization, pursuant to which the High Income Fund (the "American Century Fund"), a new series of American Century Investment Trust ("Acquiring Trust"), would acquire all of the assets of, and assume the liabilities of, the Nomura High Yield Fund (the "Nomura Fund") in exchange for Y Class shares of the American Century Fund to be distributed to the shareholders of the Nomura Fund and the dissolution and termination of the Nomura Fund (the "Reorganization").	O	O	O

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]